UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:    28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		April 20, 2005

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	12
Form 13F Information Table Value Total:	$230,715

List of Other Included Mangers:
NONE
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FORM 13F INFORMATION TABLE
                                                 VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS  CUSIP  (x$1000) PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE

Advance Auto Parts Inc   COM           00751Y106 $35,201   697,734 SH           SOLE                697,734       0    0
Aramark Corp             CLB           038521100 $10,863   413,370 SH           SOLE                413,370       0    0
Burlington Coat Factory  COM           121579106  $8,189   285,341 SH           SOLE                285,341       0    0
CSK Auto Corp            COM           125965103 $18,139 1,027,689 SH           SOLE              1,027,689       0    0
CVS Corp                 COM           126650100 $28,966   550,469 SH           SOLE                550,469       0    0
Escalade Inc             COM           296056104  $1,050    77,060 SH           SOLE                 77,060       0    0
O Reilly Automotive Inc  COM           686091109 $21,330   430,641 SH           SOLE                430,641       0    0
RC2 Corp                 COM           749388104  $3,229    94,969 SH           SOLE                 94,969       0    0
Ross Stores Inc          COM           778296103 $10,580   363,091 SH           SOLE                363,091       0    0
Staples Inc              COM           855030102 $27,095   862,081 SH           SOLE                862,081       0    0
Sysco Corp               COM           871829107 $34,025   950,406 SH           SOLE                950,406       0    0
Wal Mart Stores Inc      COM           931142103 $32,048   639,554 SH           SOLE                639,554       0    0
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